Earnings per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Reconciliation of basic earnings per share to diluted earnings per share for income from continuing operations
Income from continuing operations	$ 129	$ 29
Weighted average common shares for basic earnings per share	192	187
Effect of dilutive stock options and restricted stock awards	5	7
Weighted average common shares for diluted earnings per share	197	194
Basic earnings per share	$ 0.67	$ 0.16
Diluted earnings per share	$ 0.65	$ 0.15